Impairment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of statement of income

Statement of income	2025	2024	2023
Impairment (losses) reversals	(1,519)	(1,531)	(2,680)
Exploratory assets	(208)	(224)	(364)
Impairment of equity-accounted investments	5	13	(2)
Net effect within the statement of income	(1,722)	(1,742)	(3,046)
Losses	(2,174)	(1,955)	(3,307)
Reversals	452	213	261

Statement of financial position	2025	2024	2023
Property, plant and equipment	(1,486)	(1,487)	(2,783)
Intangible assets	(164)	(224)	(364)
Assets classified as held for sale	(75)	(32)	103
Investments	3	1	(2)
Net effect within the statement of financial position	(1,722)	(1,742)	(3,046)

Schedule of impairment of property, plan and equipment and intangible assets

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment	Comments
					2025
Producing properties relating to oil and gas activities in Brazil (several CGUs)	13,299	11,810	(1,607)	E&P	Item (a1)
Assets of Boaventura Energy Complex	1,069	1,388	328	RT&M	Item (b1)
Oil and gas exploratory assets (several CGUs)	218	−	(208)	E&P	Item (d1)
Others			(163)	Several
Total			(1,650)
					2024
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,998	7,000	(1,129)	E&P	Item (a2)
Second refining unit of RNEST	414	−	(421)	RT&M	Item (c1)
Oil and gas exploratory assets (several CGUs)	200	−	(224)	E&P	Item (d2)
Others			63	Several
Total			(1,711)
					2023
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,332	6,108	(2,217)	E&P	Item (a3)
Second refining unit of RNEST	943	455	(486)	RT&M	Item (c2)
Oil and gas exploratory assets (several CGUs)	371	−	(364)	E&P	Item (d3)
Others	−	−	(80)	Several
Total			(3,147)
(1) Refers only to CGUs or assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their value in use, unless otherwise indicated.
(3) Impairment losses and reversals are calculated individually for each CGU. However, there are certain line items of this table which represent several CGUs. Thus, as impairment reversals are limited to pre-impairment carrying amounts less subsequent depreciation or amortization recognized, the "Impairment (losses) / reversals" of the line items representing several CGUs may not represent a direct relation between "Carrying amount" and "Recoverable Amount".

Schedule of average exchange rates

Business Plan 2026-2030	2026	2027	2028	2029	2030	Long-term Average
Average Brent (US$/barrel)	63	70	70	70	70	70
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.79	5.67	5.59	5.52	5.46	5.19

At December 31, 2024, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Business Plan 2025-2029	2025	2026	2027	2028	2029	Long-term Average
Average Brent (US$/barrel)	83	77	74	71	68	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.00	4.92	4.87	4.83	4.79	4.64

At December 31, 2023, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2024-2028	2024	2025	2026	2027	2028	Long-term Average
Average Brent (US$/barrel)	80	78	75	73	70	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.05	5.04	5.03	4.98	4.90	4.65

Schedule of impairment losses reversals

Activity	12.31.2025	12.31.2024
Producing properties relating to oil and gas activities in Brazil	7.3% p.a.	7.6% p.a.
RT&M in Brazil – postponed projects	8.1% p.a.	7.7% p.a.

Schedule of impairment loss
Schedule of changes in material assumptions

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Assets with recoverable amount close to their carrying amount
CGU Marlim Leste and Tartaruga Verde cluster	E&P	4,445	4,173	(272)
		4,445	4,173	(272)

Schedule of assets classified as held for sale

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment
				2025
Producing properties relating to oil and gas activities	576	539	(37)	E&P
Others			(38)	Several
Total			(75)
				2024
Producing properties relating to oil and gas activities	44	−	(44)	E&P
Others			12	Several
Total			(32)
				2023
Producing properties relating to oil and gas activities	230	334	102	E&P
Others			1	Several
Total			103
(1) Refers only to assets or groups of assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their fair value.